One Financial Plaza, Hartford, CT 06103 | 800.248.7971 | Virtus.com

July 28, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Virtus Equity Trust Registration Statement on Form N-14 (File No. 333-288369)

Ladies and Gentlemen:

Attached for filing via the EDGAR system is an amended Registration Statement on Form N-14 under the Securities Act of 1933, amended (the “1933 Act”), for Virtus Equity Trust (the “Registrant”). This Registration Statement is being filed in connection with the reorganization of Virtus KAR Global Quality Dividend Fund, a series of Registrant, with and into Virtus KAR Equity Income Fund, a series of Registrant, in accordance with the terms and conditions of the Agreement and Plan of Reorganization described and included in the Registration Statement. The initial N-14 filing for this reorganization was filed on June 27, 2025.

This filing is being made pursuant to Rule 488 under the 1933 Act. The Registrant anticipates the registration statement going automatically effective on July 28, 2025.

Please direct any questions concerning the filing to the undersigned at (860) 263-4790 or jennifer.fromm@virtus.com.

Very truly yours,

/s/ Jennifer Fromm

Jennifer Fromm

Vice President, Secretary and Chief Legal Officer

Virtus Investment Trust

Securities distributed by VP Distributors, LLC